Average Annual Total Returns - Institutional - Vanguard SP Mid-Cap 400 Index Fund	Institutional Shares 1 Year	Institutional Shares 5 Years	Institutional Shares Since Inception	Institutional Shares Fund Inception Date	Institutional Shares Return After Taxes on Distributions 1 Year	Institutional Shares Return After Taxes on Distributions 5 Years	Institutional Shares Return After Taxes on Distributions Since Inception	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Since Inception
Total	13.58%	12.28%	10.99%	Mar. 28, 2011	13.16%	11.83%	10.60%	8.22%	9.69%	8.98%	13.66%	12.35%	11.06%	20.79%	15.36%	13.55%